CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, no par value	$ 0.0	$ 0.0
Ordinary shares, shares authorized	170,000,000	95,000,000
Ordinary shares, shares issued	33,686,134	25,406,095
Ordinary shares, shares outstanding	31,041,295	22,761,256
Treasury shares, shares	2,644,839	2,644,839